Guarantees, commitments and risks - Capital investment and capital expenditure commitments (Details) € in Millions	Dec. 31, 2020 EUR (€)
Guarantees, commitments and risks
Committed projects	€ 14,675
within 1 year
Guarantees, commitments and risks
Committed projects	4,264
Later than one year and not later than two years
Guarantees, commitments and risks
Committed projects	3,983
Later than two years and not later than three years
Guarantees, commitments and risks
Committed projects	2,890
Later than three years and not later than four years
Guarantees, commitments and risks
Committed projects	2,204
Later than four years
Guarantees, commitments and risks
Committed projects	1,334
Not later than four years
Guarantees, commitments and risks
Expected capital investment and capital expenditure	€ 26,900